UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-00601

The American Heritage Fund, Inc.

 (Exact name of registrant as specified in charter)

1370 Avenue of the Americas

New York, NY 10019

(Address of principal executive offices)

(Zip code)

Jonathan B. Reisman, 6975 NW 62nd Terrace

Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: 5/30

Date of reporting period: 5/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The American Heritage Fund, Inc.
Annual Report May 31, 2003

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

The American Heritage Fund, Inc.

Heiko H. Thieme

Chairman

1370 Avenue of the Americas

New York City, NY 10019

Phone:

(212) 397 – 3900

Fax: (212) 397 – 4036

July 2003

To our Valued Shareholders

The worst bear market since the depression of 1929 is over. Since the turn of the last century the market capitalization of all US-stocks shrunk until October of last year by more than $8 trillion.  The actual low occurred last October, when the Dow Jones index dropped to the 7,200 level. Measured from the highs at the beginning of 2000, the decline was almost 40 percent, while the losses on Nasdaq were almost twice as much. After another test at slightly higher levels in March of this year, an impressive new bull market has emerged. It is now up to the economy to prove the stock market right as a useful forecasting tool. After 13 interest rate declines since 2001 there are indications that economic growth will accelerate during the second half of this year and well into 2004.

The American Heritage Fund has recovered from its lows this May and remains focused on very few stocks. Senetek, a biopharmaceutical company, continues to be our largest holding, even though the position was reduced in order to take advantage of other investment opportunities. Management has so far failed to develop the full potential of this company. The share price of ADM Tronics, our second largest holding, has recently increased significantly, albeit from an extremely low level and thereby contributed to our overall performance. Year-to-date the Fund ranks in performance among the top five percent of all mutual funds. Last year it was among the top ten percent. Although the expense ratio of the Fund is well above average, it has been kept at a level below last year.

Shareholders who would like our analysis of the stock market, the world economy and political trends can call 212-397-3900 to request a free copy of my monthly newsletter, which has been published since 1979.

Our strategy and investment outlook will be discussed in my next conference call on Thursday, October 30th at 4.30 p.m. Eastern Time. The toll free number is 800-659-8290.

We thank you for your loyalty and patience.

Yours truly,

/s/Heiko Thieme

THE AMERICAN HERITAGE FUND, INC.

Statement of Assets & Liabilities

May 31, 2003

ASSETS

Investments in securities, at market value

(Cost $9,775,670) (Note 3)

$

635,023

Securities Sold

2,963

Dividends and interest receivable

1

TOTAL ASSETS

637,987

LIABILITIES

Accrued expenses

41,631

Payable for Custodian Bank

6,950

TOTAL LIABILITIES

48,581

NET ASSETS

Net Assets (equivalent to $0.06 per

share based on 9,485,193 shares of

capital stock outstanding) (Note 4)

$

589,406

Composition of net assets:

Paid in capital

$59,214,530

Accumulated net investment loss

(4,421,550)

Accumulated net realized loss on

investments

(45,062,927)

Net unrealized depreciation on

investments

(9,140,647)

NET ASSETS,

May 31, 2003

$

589,406

*

Non-income producing security.

^

Foreign security.

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Schedule of Investments in Securities

May 31, 2003

Number of

Shares

Value

COMMON STOCKS & WARRANTS – 106.35%

BIOTECHNOLOGY – 93.14%

Direct Therapeutics, Inc.*+

160,000

48,000

Senetek PLC Sponsored ADR *^

1,089,080

500,977

   548,977

MEDICAL TECHNOLOGY – 13.12%

A D M Tronics Unlimited, Inc.*

1,718,025

77,311

RETAILERS – 0.09%

Massimo da Milano, Inc^

149,322

523

CASH & EQUIVALENTS – 1.39%%

First American Treasury Obligation

8,212

8,212

TOTAL INVESTMENT SECURITIES – 107.74%

(Cost $9,775,670)

$

   635,023

OTHER ASSETS

LESS LIABILITES – (7.74)%

$

(45,617)

NET ASSETS – 100.00%

$

589,406

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Operations

For the year ended May 31, 2003

INVESTMENT INCOME:

Interest

$

839

TOTAL INVESTMENT INCOME

839

EXPENSES:

Investment advisory fees (Note 2)

9,434

Transfer agent fees and fund accounting

42,595

Audit fees

14,900

Legal fees

11,846

Custodian fees

8,656

Director’s fees

6,632

Registration fees and expenses

4,575

Insurance

1,000

Taxes

800

Postage and printing

236

Miscellaneous

1,950

TOTAL EXPENSES

102,624

Less: Waiver of unpaid investment

advisory fee

(9,434)

NET EXPENSES

93,190

NET INVESTMENT LOSS

(92,351)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

(463,373)

Net change in unrealized appreciation

on investments

107,779

Net realized and unrealized loss

on investments

(355,594)

Net decrease in net assets

resulting from operations

$

(447,945)

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Statement of Changes in Net Assets

Year

Year

ending

 ending

May 31

May 31

2003

2002

NET DECREASE IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(92,351)

$

(146,724)

Net realized gain (loss)

from investment

transactions

(463,373)

(1,074,627)

Net change in unrealized

depreciation on

investments

107,779

447,414

Net decrease in net assets

resulting from operations

(447,945)

(773,937)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on

investments

0

0

Capital share transactions

(Note 7)

(51,134)

(111,009)

Net decrease in net

assets

(499,079)

(884,946)

NET ASSETS:

Beginning of year

1,088,485

1,973,431

End of year

$

589,406

$

1,088,485

The accompanying notes are an integral part of these financial statements.

THE AMERICAN HERITAGE FUND, INC.

Notes to Financial Statements

May 31, 2003

(Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

The American Heritage Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles. Significant accounting principles of the Fund are as follows:

Security valuations

The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on the exchange, market value is based on the latest bid price. Foreign securities are converted to U.S. dollars using exchange rates at the close of the trading day. Securities for which market quotations are not readily available are valued as the Board of Directors or a committee composed of members of the Board of Directors, in good faith determines.

Federal income taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Option writing

When the Fund sells an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sales of securities. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, are also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND CERTAIN OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC is entitled to receive a fee of 1.25% of the Fund's first $100 million average net asset value and 1% of such value on any additional net assets, computed daily and payable monthly. During the year ended May 31, 2003, investment advisory fees aggregated $9,434. AHMC agreed to waive these fees.

Heiko H. Thieme is the Fund's Chairman of the Board of Directors, Chief Executive Officer and Secretary. Heiko H. Thieme is also the Chairman of the Board of Directors, Chief Executive Officer and Secretary of AHMC, of which he owns 100% of the outstanding shares.

The Fund heretofore agreed to reimburse AHMC for office space and administrative personnel utilized by the Fund.  For the year ended May 31, 2003, the Fund and AHMC have agreed that no reimbursements will be made until the Fund becomes profitable.

NOTE 3. INVESTMENTS

For the year ended May 31, 2003, sales of investment securities other than short-term investments aggregated $103,503. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $522 and the gross unrealized depreciation for all securities totaled $9,141,169, or a net unrealized depreciation of $9,140,647. The aggregate cost of securities for federal income tax purposes at May 31, 2003, was $9,775,670.

NOTE 4. RESTRICTED SECURITIES AND OTHER ILLIQUID SECURITIES

Investments in restricted securities and investments, where market quotations are not available, are valued at fair value as determined in good faith by the Board of Directors, or a committee composed of members of the Board of Directors of the Fund.

The Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration. In addition, other securities held by the Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Directors based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration thereunder are not subject to the foregoing limitation, unless they are otherwise illiquid.

Certain securities held by the Fund, which were restricted at the time of their acquisition, have been deemed to no longer be restricted for financial statement presentation purposes in reliance upon the provisions of Rule 144 under the Securities Act of 1933.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

NOTE 5. CARRY OVERS

At May 31, 2003, the Fund had net capital loss carryforwards of approximately $13,200,000, expiring in 2004 through 2008 and net operating loss carryforwards of approximately $4,000,000, expiring in 2004 through 2018.

NOTE 6. REDEMPTIONS

The Fund reserves the right to make payments for shares redeemed in cash or in kind.

NOTE 7. CAPITAL SHARE TRANSACTIONS

As of May 31, 2003, the total paid in capital was $59,214,530.

Transactions in capital stock were as follows:

	For the years ended May31, 2003		For the year ended May 31, 2002
	Shares	Amount	Shares	Amount
Shares sold	75,602	6,548	328,112	40,256
Shares redeemed	(761,339)	(57,612)	(1,254,397)	(151,265)
Net Decrease	(685,737)	(51,134)	(926,285)	(111,009)

NOTE 8. CONTINGENCIES

On October 5, 1994, a shareholder of the Fund on behalf of himself and a purported class of others brought an action against the Fund, AHMC, Heiko H. Thieme and Richard K Parker in the United States District Court for the Southern District of New York.  The Court subsequently denied the plaintiff’s motion to proceed as a class action.  In 2002, the parties agreed to a settlement pursuant to which the plaintiff will receive $1,208 in satisfaction of all claims.  A stipulation of dismissal with prejudice was filed on July 9, 2002 dismissing the plaintiff’s action against the Fund and all other defendants. The Fund has denied and continues to deny plaintiff’s allegations and any and all liability to the plaintiff.

On August 4, 1995 the Fund commenced an action against Kouri Capital Group, Inc. ("KCG") and Pentti Kouri in the Supreme Court of the State of New York, County of New York. The action was based upon a Stock Purchase Agreement between the Fund and KCG pursuant to which KCG agreed to repurchase certain shares issued thereby and sold to the Fund for $4,400,000. Such obligation of KCG was personally guaranteed by Mr. Kouri. Neither KCG nor Mr. Kouri has honored its or his obligation to the Fund. The Fund sought a recovery in the amount of $4,400,000 plus interest. The defendants denied the substantive allegations of the Complaint and asserted counterclaims which would declare their obligations to the Fund to have been terminated and to obtain damages in excess of $4,400,000. The Fund, after conferring with its special counsel, concluded that the substantive allegations of the counterclaims were without merit. Although there could be no assurance of the outcome of the action, based upon the Fund's belief, the Fund did not establish a reserve for potential losses other than the expense of its defense of the counter claims. Upon agreement of the parties, the action has been dismissed without prejudice. The Fund has borne all expenses related to the above litigation. For the year ended May 31, 2002, there were no expenses relating to the litigation which were borne by the Fund.

NOTE 9. LIQUID SECURITIES AND CERTAIN OTHER RELATED PARTY TRANSACTIONS

Based solely on the reported trading volume, the Fund's investments in the securities of Senetek PLC (Senetek) and ADM Tronics Unlimited, Inc (ADM), which represented 85% and 13% of the Fund's net assets on May 31, 2003, respectively, would not be considered to be liquid.  The Fund, however, has determined that the investments are liquid primarily based on reported trading volume and an offer from The Global Opportunity Fund Limited (Global) to purchase up to 1,000,000 shares of the Fund's 1,089,080 shares of Senetek and up to 1,500,000 of the Fund's 1,718,025 shares of ADM at the market price at the time of the purchase. Global is a foreign company.

Heiko H. Thieme is the chief executive officer of both Global and the Fund and makes the investment decisions for both of them. Global's offer will remain open until written    notification    of  the  withdrawal  of  the  offer is received from Global or the offer is accepted by the Fund. Global has agreed that any litigation with respect to the offer be brought in the courts of New York County in the State of New York or the US District Court for the Southern District of New York and agreed to waive any jurisdictional defense or any defense to the effect the offer and acceptance of it is not enforceable in accordance with its terms. There were no transactions during the year ended May 31, 2003 between the Fund and Global.  There were no expenses incurred in the year ended May 31, 2003.

THE AMERICAN HERITAGE FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a share outstanding throughout each period

                                                                          Year Ending    Year Ending Year Ending    Year Ending   Year Ending

5/31/2003

5/31/2002

5/31/2001

5/31/2000

5/31/1999

Net asset value, beginning of period

$

0.11

$

0.18

$

0.27

$

0.28

$

0.93

Income (loss) from investment operations:

Net investment loss

(0.01)

(0.01)

(0.07)

(0.04)

(0.04)

Net gains (losses) on securities (both

realized and unrealized)

(0.04)

(0.06)

(0.02)

0.03

(0.61)

Total from investment operations

(0.05)

(0.07)

(0.09)

(0.01)

(0.65)

Less distributions:

Dividends (from net investment income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.06

$

0.11

$

0.18

$

0.27

$

0.28

Total return

(45.45)%

(38.89)%

(33.33)%

(3.57)%

(69.89)%

Net assets, end of period

$

589,406

$

1,088,485

$

1,973,431

$

3,473,766

$

4,348,413

Ratio of expenses to average net assets

12.36%

12.61%

11.53%

8.37%

8.88%

Ratio of net investment

loss to average net assets

(12.25)%

(11.97)%

(10.96)%

(7.90)%

(8.67)%

Portfolio turnover rate

0.00%

9.36%

1.00%

13.00%

1,528.00%

The accompanying notes are an integral part of these financial statements.

MEYLER & COMPANY, LLC

One Arin Park

1715 Highway 35

Middletown, NJ 07748

INDEPENDENT AUDITORS’ REPORT

Board of Directors and Shareholders

American Heritage Fund, Inc.

New York, NY

We have audited the accompanying statement of assets and liabilities of The American Heritage Fund, Inc., including the schedule of investments in securities, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights and related ratios/supplemental data for the year ended May 31, 2003.  These financial statements and financial highlights and related ratios/supplemental data are the responsibility of the fund’s management.  Our responsibility is to express an opinion on these financial statements and the financial highlights and related ratios/supplemental data based on our audit.  The  financial highlights and related ratios/supplemental data for each of the three periods ended May 31, 2001 were audited by Larson, Allen, Weishair & Co., LLP whose auditors’ report, dated July 19, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemental data are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights and related ratios/supplemental data referred to above present fairly, in all material respects, the financial position of the American Heritage  Fund, Inc. as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets, the financial highlights and related ratios/supplemental data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ Meyler & Company, LLC.

Middletown, NJ

July, 29, 2003

MANAGEMENT

The Fund’s Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund’s Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Length of Time Served	Principal Occupation(s) During the Past Five Years	Other Directorships
Heiko H. Thieme* 1370 Avenue of the Americas New York, NY	59	Chairman of the Board of Directors, Chief Executive Officer and Secretary	11 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and American Heritage Growth Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of Thieme Fonds International (foreign investment company) and The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					American Heritage Growth Fund, Inc. (AHGF), Global Opportunity Fund
Dr. Mieczyslaw Karczmar	79	Director	7 months	Economic Advisor, Deutsche Bank	American Heritage Growth Fund
Dr. Eugene Sarver 241 W. 97th St. New York, NY	59	Director	11 years

Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc. since  1996.  Prior to that time,  Associate Professor of Finance of Lubin School of Business - Graduate Division, Pace University.

					American Heritage Growth Fund

*

Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.  For the fiscal year 2003, the aggregated compensation the directors received was $ 10,000.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Heritage Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date August 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date August 8, 2003

* Print the name and title of each signing officer under his or her signature.